PROPERTY AND EQUIPMENT (Detail Textuals 1) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2017
Property, Plant and Equipment [Abstract]
Sale of other assets		$ 46,626	$ 19,300
Other assets in exchange	$ 10,000	10,000	9,250
Loss on sale of equipment	$ (36,626)	(36,626)	(10,050)
Other assets used for services		$ 2,157
Other assets			$ 48,783	$ 890,961